Deferred revenues	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Deferred revenues

23.	Deferred revenues

	2024	2023

Deferred revenues	839,867	901,002

Prepaid services(i)	172,824	187,540
Anticipated revenues	35,510	39,138
Deferred revenues on sale of towers(ii)	572,540	626,636
Contract liabilities(iii)	58,993	47,688

Current portion	(280,422)	(279,401)
Non-current portion	559,445	621,601

(i)	Referring to the recharge of voice credits and data not yet used by customers relating to prepaid system services that are appropriate to the result when the actual use of these services by customers.

(ii)	Referring to the amount of revenue to be appropriated by the sale of the towers (note 18).

(iii)	Contracts with customers. The table below includes information on the portion of trade accounts receivable, from which contractual assets and liabilities originate.

Balances at December 31, 2024 and December 31, 2023 are as follows:

	2024	2023

Accounts receivable included in trade accounts receivable	2,752,504	2,344,726
Contractual assets (Note 6)	24,027	19,957
Contractual liability	(58,993)	(47,688)

The contracts with customers gave rise to the allocation of discounts under combined loyalty offers, where the discount may be given on equipment and / or service, generating a contractual asset or liability, respectively, depending on the nature of the offer in question.

Summary of the main variations in the year:

Contractual assets (liabilities)

Balance on January 1, 2024	(27,731)
Additions	(21,233)
Write-offs	13,998
Balance at December 31, 2024	(34,966)

The balances of contractual assets and liabilities are expected to be realized according to the table below:

	2025	2026
Contractual assets (liabilities)	(23,812)	(11,154)

The Company in line with paragraph 121 of IFRS 15, is not presenting the effects of information on contracts with customers with terms of duration of less than 1 year.